Debt and other liabilities (Details Narrative)														1 Months Ended			12 Months Ended
	Feb. 26, 2025 USD ($) shares	Feb. 13, 2025 USD ($) shares	Jan. 30, 2025 USD ($) shares	Jan. 15, 2025 USD ($) shares	Dec. 30, 2024 USD ($)	Dec. 27, 2024 USD ($) shares	Dec. 17, 2024 USD ($) $ / shares	Dec. 05, 2024 USD ($) $ / shares shares	Aug. 14, 2024 USD ($) Days	Jul. 30, 2024 USD ($) $ / shares	Feb. 02, 2024 USD ($) Days $ / shares	Nov. 20, 2023 USD ($) Days shares	Dec. 17, 2021 USD ($) shares	Jan. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) Days	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Jan. 24, 2025 shares	Sep. 06, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 16, 2023	May 25, 2023 shares	May 23, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 21, 2022 USD ($)	Dec. 31, 2021	Oct. 07, 2021 USD ($)
Debt Instrument [Line Items]
Short term convertible debt															$ 95,309		$ 95,309	$ 132,269
Short term debt to related party															5,102,211		5,102,211	6,225,815
Ordinary shares issued on conversion of senior secured convertible notes																	52,401,332
Gain/(loss) on extinguishment																	(44,332,819)	0
Cantor Fitzgerald [Member]
Debt Instrument [Line Items]
Gain/(loss) on extinguishment								$ (1,804,814)
Debt conversion, Converted instrument, Shares issued | shares								17,354,231
Debt instrument convertible threshold trading days | Days												5
Armada fee												$ 16,000,000
Number of shares issuable in connection with Armada fee | shares												1,600,000
Steve Perry [Member]
Debt Instrument [Line Items]
Interest payable current on short term debt current to related party															7,269		7,269
Short term convertible debt payable to related party principal amount															125,000		125,000
Short term convertible debt															95,309		95,309	132,269
Jaymax [Member]
Debt Instrument [Line Items]
Business combination shares issuable value based on milestone achievement															1,400,000		1,400,000														$ 1,400,000
PIPE [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares													41,000,000
Igor Lychagov [Member]
Debt Instrument [Line Items]
Short term debt to related party																		5,587,343
Debt conversion converted instrument amount																	3,559,380
DBLP Sea Cow Ltd [Member]
Debt Instrument [Line Items]
Short-term debt from related parties															447,067		447,067
Daniel Wagner [Member]
Debt Instrument [Line Items]
Short-term debt from related parties															4,655,144		4,655,144
Short term debt to related party															4,655,144		4,655,144	$ 191,405
Yorkville [Member]
Debt Instrument [Line Items]
Short term debt to related party															406,238		406,238
Repayment of related party debt					$ 1,472,231
Debt conversion converted instrument amount																	$ 1,189,096
Debt conversion, Converted instrument, Shares issued | shares																	425,288
Yorkville [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage											10.00%
Debt instrument, face amount																$ 2,877,319
Short term debt default interest rate percentage											18.00%
Debt instrument convertible threshold percentage of stock price trigger																99.00%
Percentage of monthly payments on original principal																25.00%
Percentage of payment premium																10.00%
Debt Instrument consecutive trading days | Days																10
Percentage of redemption premium																10.00%
Debt instrument conversion price as a percentage of volume weighted average price percentage																110.00%
Debt instrument convertible threshold trading days | Days																5
Yorkville [Member] | Promissory Note Floor Price Trigger [Member]
Debt Instrument [Line Items]
Debt Instrument consecutive trading days | Days																7
Yorkville [Member] | Second A&R YA Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																					$ 7,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																					2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																					2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																					$ 2,500,000
Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Ordinary shares issued, shares | shares						10,840,974
Settlement shares | shares						20,756,439
Interest on settlement of shares						$ 925,510
Debt conversion expense						$ 39,658,290
Northland Securities [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage										10.00%
Debt instrument, face amount										$ 5,141,250
Cash and cash equivalents threshold amount below which debt may be converted into equity										20,000,000
Debt instrument non convertible portion of debt										1,135,000
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Repayment Timing Tranche One [Member]
Debt Instrument [Line Items]
Threshold amount raised above which immediate repayment shall be made										$ 25,000,000
Percentage of outstanding amount to be repaid										50.00%
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Repayment Timing Tranche TWo [Member]
Debt Instrument [Line Items]
Threshold amount raised above which immediate repayment shall be made										$ 50,000,000
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Debt Instrument Conversion Into Equity Tranche One [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares										$ 10
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Debt Instrument Conversion Into Equity Tranche Two [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares										$ 10
J.V.B Financial Group [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage									4.95%
Debt instrument, face amount									$ 7,500,000
Debt instrument beginning date of maturity									Jan. 31, 2025
Debt instrument periodic payment of principal									$ 625,000
Debt instrument conversion price as a percentage of volume weighted average price percentage									95.00%
Debt instrument convertible threshold trading days | Days									5
Secured Convertible Loan Note In Connection With Executed Subscription Agreements Additional Amount Committed By Investors [Member]
Debt Instrument [Line Items]
Debt instrument additional commitement others																									$ 1,500,000
Consideration paid received percentage of market capitalization minimum																									20.00%
Related party convertible debt holding minimum for restriction on extraordinary transactions																									$ 20,000,000
Debt instrument face value of notes issuable upon demerger																									8,500,000
Debt instrument additional loan amount to be borrowed																									2,750,000
Debt instrument additional face amount amount from related party																									125,000
Debt instrument additional face amount previously received																									1,250,000
Debt instrument converted into principal and amount of interest foregone																									4,041,989
Debt instrument amount of interest foregone																									1,040,989
Debt instrument accrued interest converted into principal																									3,000,000
Debt instrument face value additional amount																									$ 15,625,000
Debt instrument unamortized discount																													$ 2,100,000
Long term debt bearing fixed interest rate percentage																									7.50%
Debt instrument conversion price percentage																									70.00%
Short term debt bearing fixed interest rate percentage																									7.50%
Debt instrument, face amount																												$ 2,100,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Debt instrument principal and interest converted into equity discount percentage																							30.00%							20.00%
Long term debt bearing fixed interest rate percentage																														20.00%
Proceeds from secured debt													$ 20,000,000
Debt instrument, face amount													$ 20,000,000
Long-Term Debt [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt maturity date																		Jul. 31, 2023	Jul. 31, 2023
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Ordinary shares issued on conversion of senior secured convertible notes								$ 8,000,000
Gain/(loss) on extinguishment								$ 1,306,077									$ 1,306,077
Loan conversion price | $ / shares							$ 2	$ 7
Convertible Debt							$ 41,892,080
Senior Secured Convertible Notes [Member] | Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares							$ 2
Convertible Debt							$ 41,512,877								$ 400,000		400,000
Accrued interest							$ 1,851,020
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Gain/(loss) on extinguishment																	(4,175,791)
Convertible Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Convertible debt maturity period											6 months
Ordinary shares issued, shares | shares															4,310,208
Short term debt bearing fixed interest rate percentage											10.00%
Debt instrument, face amount											$ 2,500,000
Gain/(loss) on extinguishment																	(4,175,791)
Proceeds from issuance of unsecured debt											$ 2,000,000
Debt instrument discount as a percentage of face value											20.00%
Short term debt default interest rate percentage											18.00%
Loan conversion price | $ / shares											$ 10
Debt instrument convertible threshold percentage of stock price trigger											90.00%
Debt Instrument consecutive trading days | Days											10
Debt instrument conversion price per share floor price | $ / shares											$ 2
Debt instrument, principal and interest outstanding															$ 2,705,929		$ 2,705,929
Other Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage											10.00%
Debt instrument, face amount											$ 2,877,319
Debt instrument discount as a percentage of face value											20.00%
Short term debt default interest rate percentage											18.00%
Loan conversion price | $ / shares											$ 10
Debt instrument convertible threshold percentage of stock price trigger											90.00%
Debt Instrument consecutive trading days | Days											10
Debt instrument conversion price per share floor price | $ / shares											$ 2
Unsecured Convertible Debt One [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument borrowing fee expensed																		$ 660,000	€ 660,000
Debt instrument, face amount																										$ 2,000,000	€ 2,000,000
Unsecured Convertible Debt Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion as a percentage of share price																		0.50%	0.50%
Unsecured Convertible Debt One And Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage																						70.00%
Debt instrument outstanding including borrowing fees																						$ 8,000,000
Subsequent Event [Member] | Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Ordinary shares issued, shares | shares		7,987,374		3,009,849
Settlement shares | shares		20,756,439		20,756,439
Interest on settlement of shares		$ 925,510		$ 925,510
Subsequent Event [Member] | Northland Securities [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Debt conversion, Converted instrument, Shares issued | shares			391,681
Debt Instrument, promissory note, cash settlement			$ 3,500,000
Subsequent Event [Member] | J.V.B Financial Group [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000,000
Debt conversion, Converted instrument, Shares issued | shares	778,165
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Ordinary shares issued, shares | shares														1,413,946
Advanced Subscription Agreement [Member]
Debt Instrument [Line Items]
Common stock, shares issued | shares																								11,052,716
Advanced Subscription Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Common stock, shares issued | shares																				171,429
Initial Public Offer Or Special Purpose Acquistion Transaction If Occurred After Sixteenth Of December Two Thousand And Twenty Two And Before Sixteenth Of June Two Thousand And Twenty Three [Member] | Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																														15.00%
Initial Public Offer Or Special Purpose Acquisition Transaction If Occurred Before Sixteenth Of December Two Thousand And Twenty Two [Member] | Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																														10.00%
Rezolve Taiwan Limited [Member]
Debt Instrument [Line Items]
Derivative Liability, Measurement Input																															10.8
Rezolve AI [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage									4.95%
Debt instrument, face amount									$ 3,144,883
Debt instrument final date of maturity									Aug. 14, 2027
Debt instrument beginning date of maturity									Jan. 31, 2025
Long term debt date after which the amount may be converted into shares									Jan. 15, 2025